Investment Properties (Details) - Schedule of investment properties - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance		$ 16,308	$ 20,012
Additions		11	36
Sale of investment properties		(197)	(1,128)
Transfer to property, premises and equipment			(1,312)
Fair value adjustment		(462)	(1,300)
Ending balance		15,660	16,308
Commercial building [Member]
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance		15,683	18,168
Additions		11	36
Sale of investment properties
Transfer to property, premises and equipment			(1,312)
Fair value adjustment		(440)	(1,209)
Ending balance		15,254	15,683
Lands [Member]
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance	[1]	625	1,844
Additions	[1]
Sale of investment properties	[1]	(197)	(1,128)
Transfer to property, premises and equipment	[1]
Fair value adjustment	[1]	(22)	(91)
Ending balance	[1]	$ 406	$ 625

[1]	Lands amounting to USD 406 thousand as at 30 June 2022 (31 December 2021: USD 625 thousand) are registered in the name of a former Director of International General Insurance Holdings Limited - Dubai. The Group has obtained a proxy and has full control over these investment properties (see note 14).